Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	Accounts receivable consisted of the following:
	December 31,	December 31,
	2012	2011

Gaming revenues receivable	$2,480,961	$1,240,142